Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Manager                                          5
      Shareholder Voting Results                                        7
      Financial Information
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             18
         Statement of Assets and Liabilities                           19
         Statement of Operations                                       20
         Statements of Changes in Net Assets                           21
         Notes to Financial Statements                                 22












Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Money Market Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the Fund.

USAA   with  the  eagle  is   registered   in  the  U.S.   Patent  &   Trademark
Office.(Copyright)2000, USAA. All rights reserved.










USAA Family of Funds Summary

         Fund                                                        Minimum
       Type/Name                       Volatility                  Investment
       ---------                       ----------                  ----------

CAPITAL APPRECIATION
================================================================================
 Aggressive Growth                  Very high                        $3,000
 Emerging Markets                   Very high                         3,000
 First Start Growth(Registered
   Trademark)                       Moderate to high                  3,000
 Gold                               Very high                         3,000
 Growth                             Moderate to high                  3,000
 Growth & Income                    Moderate                          3,000
 International                      Moderate to high                  3,000
 S&P 500(Registered Trademark)
   Index                            Moderate                          3,000
 Science & Technology               Very high                         3,000
 Small Cap Stock                    Very high                         3,000
 World Growth                       Moderate to high                  3,000

ASSET ALLOCATION
================================================================================
 Balanced Strategy                  Moderate                         $3,000
 Cornerstone Strategy               Moderate                          3,000
 Growth and Tax
  Strategy                          Moderate                          3,000
 Growth Strategy                    Moderate to high                  3,000
 Income Strategy                    Low to moderate                   3,000

INCOME - TAXABLE
================================================================================
 GNMA(Registered Trademark) Trust   Low to moderate                  $3,000
 High-Yield
  Opportunities                     High                              3,000
 Income                             Moderate                          3,000
 Income Stock                       Moderate                          3,000
 Intermediate-Term
  Bond                              Low to moderate                   3,000
 Short-Term Bond                    Low                               3,000

INCOME - TAX EXEMPT
================================================================================
 Long-Term                          Moderate                         $3,000
 Intermediate-Term                  Low to moderate                   3,000
 Short-Term                         Low                               3,000
 State Bond Income                  Moderate                          3,000

MONEY MARKET
================================================================================
 Money Market                       Very low                         $3,000
 Tax Exempt
  Money Market                      Very low                          3,000
 Treasury Money Market Trust
   (Registered Trademark)           Very low                          3,000
 State Money Market                 Very low                          3,000


Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.


Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.








Message from the President

[Photograph of the President and Vice Chairman of the Board, Michael J.C. Roth, CFA, appears here]

What an exciting time this is!

The way we do business, the way we communicate with each other, the way we live our lives is all changing with breathtaking speed. It is fascinating and sometimes scary. And it creates new investment ideas every day.

As we begin 2000, a challenging investment picture is out there. In the last half of 1999, especially, investors in growth or technology stocks had wonderful returns. These came on the heels of four previous years of returns that were well above average. Those returns in 1999 were the product of the actions of investors who think on the leading edge: technology, Internet, electronics. For investors who included bonds or value-based stocks in their portfolios, 1999 was disappointing. The returns there were largely driven by the Federal Reserve, which is much more concerned with inflation than with leading-edge thinking. I do not mean that as a put-down; that's just how it is.

And one last piece of the puzzle: the returns for growth and technology stocks are coupled with price/earnings ratios that are so far above any common standard that people are only guessing at what they mean.

So, in a nutshell, 1999 was huge returns on growth and tech stocks coupled with valuations that were stratospheric and paltry returns on everything else. And, oh yes, the economy continues to grow in a way that has some economists talking about eliminating the national debt in just over a decade.

Great opportunities coupled with very interesting risks is a picture that for many of you will continue to argue for the approach we have counseled. Create a portfolio that pursues your goals within a level of risk which you can tolerate.

That portfolio can be much more exciting than it was a few years ago. We'd love to help you create it.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.












Investment Review

USAA MONEY MARKET FUND

OBJECTIVE: Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES   OF   INVESTMENTS:    Invests    principally   in   high-quality,    U.S.
dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                          7/31/99               1/31/00
--------------------------------------------------------------------------------
  Net Assets                           $3,011.0 Million     $3,274.2 Million
  Net Asset Value Per Share                 $1.00                 $1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns as of 1/31/00
--------------------------------------------------------------------------------
       7/31/99 to
         1/31/00      1 Year       5 Years      10 Years       7-day Yield
         2.65%(+)      5.05%        5.34%         5.13%           5.42%
--------------------------------------------------------------------------------

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield and assumes reinvestment of all dividends. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends. The performance data quoted represent past performance and are not an indication of future results. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The 7-day yield quotation more closely reflects current earnings of the fund than the total return quotation.


    7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Money Market Fund to the IBC/Donoghue's Money Fund Averages (Trademark)/First Tier:

                    USAA Money
                    Market Fund                   IBC Average
                  -----------------               -----------
01/26/99                4.74%                        4.37%
02/23/99                4.69%                        4.26%
03/30/99                4.63%                        4.22%
04/27/99                4.60%                        4.19%
05/25/99                4.58%                        4.18%
06/29/99                4.67%                        4.26%
07/27/99                4.78%                        4.38%
08/31/99                4.88%                        4.55%
09/28/99                4.98%                        4.65%
10/26/99                5.08%                        4.76%
11/30/99                5.29%                        4.97%
12/28/99                5.68%                        5.15%
01/25/00                5.41%                        5.10%


Data represent the last Tuesday of each month Ending date 1/25/00

The graph tracks the USAA Money Market Fund's 7-day yield against IBC/Donoghue's Money Fund Averages(Trademark)/First Tier, an average of first-tier major money market fund yields.











Message from the Manager

[Photograph of the Portfolio Manager, Pamela Bledsoe Noble, CFA, appears here]

CURRENT MARKET CONDITIONS
A year ago, we experienced a decline in interest rates as the Federal Reserve (the Fed) responded to concerns about the financial instability in Russia, Asia, and Latin America. These concerns have now taken a back seat to efforts to guard against inflationary pressures in the U.S. economy. As a result, the Fed reversed all of its rate reductions made in 1998 by increasing the federal funds rate by 0.75% between June 30, 1999, and November 16, 1999. While the Fed made no adjustments to monetary policy over year-end, it did increase the federal funds rate an additional 0.25% during its first meeting of this year. The impact of these rate increases boosted the yield on a one-year Treasury bill from 4.51% on November 30, 1998, to 6.24% at the close of trading on January 31, 2000.

The outlook for the economy in the year 2000 is very much like 1999 -- healthy economic growth and moderate inflation. If the economy continues to show signs of solid growth, most Wall Street economists are forecasting rising interest rates.

STRATEGY
Regardless of the interest rate environment, money market funds provide the maximum current income while maintaining the highest level of safety and liquidity. In my last message to you on July 31, 1999, I stated that the structure of the Fund was poised to take advantage of the recent rise in interest rates while selectively purchasing longer-term maturities that provided good value. I continue to employ this strategy today.

PERFORMANCE
According to IBC Financial Data, the USAA Money Market Fund was ranked 24 out of 284 retail general purpose money market funds for the 12 months ended January 31, 2000.

Additionally, IBC ranked the USAA Money Market Fund as one of the top general purpose funds for the 10-year period January 1990 through December 1999. Past performance is no guarantee of future results.


Respectfully submitted on February 4, 2000.




                                PORTFOLIO MIX
                               JANUARY 31, 2000


A pie chart is shown here depicting the Portfolio Mix as of January 31, 2000 of the USAA Money Market Fund to be:

Fixed-Rate   Instruments   -  39.6%;   Variable-Rate   Demand   Notes  -  25.1%;
Adjustable-Rate Notes - 22.9%; and Put Bonds - 11.0%.

Percentages  are of the net  assets  in the  portfolio  and may or may not equal
100%.











                    CUMULATIVE PERFORMANCE OF $10,000

A chart in the form of a line graph appears here, illustrating a $10,000 hypothetical investment in the USAA Money Market Fund for the period of 01/31/90 through 01/31/2000. The data points from the graph are as follows:


             USAA Money
             Market Fund
           ----------------

01/31/90        $10,000
07/31/90         10,389
01/31/91         10,789
07/31/91         11,119
01/31/92         11,418
07/31/92         11,644
01/31/93         11,834
07/31/93         12,012
01/31/94         12,190
07/31/94         12,403
01/31/95         12,716
07/31/95         13,083
01/31/96         13,448
07/31/96         13,788
01/31/97         14,145
07/31/97         14,516
01/31/98         14,913
07/31/98         15,308
01/31/99         15,702
07/31/99         16,071
01/31/00         16,496

Data from 1/31/90 through 1/31/00



Past performance is no guarantee of future results and the value of your investment will vary according to the USAA Money Market Fund's performance. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For 7-day yield information, please refer to the fund's investment review page.

See page 9 for a complete listing of the portfolio of investments.











Shareholder Voting Results

On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are for the entire series of the USAA Mutual Fund, Inc. (the Company) for proposals 1 and 2.

1 Proposal to elect Directors as follows:

     DIRECTORS                    VOTES FOR             VOTES WITHHELD
     Robert G. Davis             1,769,441,834            27,742,867
     Michael J.C. Roth           1,769,442,078            27,742,623
     Barbara B. Dreeben          1,769,442,172            27,742,529
     Robert L. Mason             1,769,442,172            27,742,529
     David G. Peebles            1,769,442,078            27,742,623
     Michael F. Reimherr         1,769,441,328            27,743,373
     Richard A. Zucker           1,769,444,074            27,740,627


John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for re-election to the Board. Their term of office terminated on December 31, 1999.

2 Proposal to ratify the selection by the Board of Directors of KPMG LLP as auditors for the Company.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN

       1,664,427,712              19,027,937               27,873,822











USAA MONEY MARKET FUND
CATEGORIES AND DEFINITIONS
PORTFOLIO OF INVESTMENT IN SECURITIES

January 31, 2000
(Unaudited)

Fixed-rate instruments - consist of bonds and notes. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Adjustable-rate notes - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.


PORTFOLIO DESCRIPTION ABBREVIATIONS

   CD       Certificate of Deposit          IDB    Industrial Development Board
   COP      Certificate of Participation    LLC    Limited Liability Company
   CP       Commercial Paper                LLP    Limited Liability Partnership
   IDA      Industrial Development          MTN    Medium-Term Note
              Authority/Agency              RB     Revenue Bond

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.

   (LOC)  Enhanced by a bank letter of credit.
   (NBGA) Enhanced by a non-bank guarantee agreement.













USAA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

January 31, 2000
(Unaudited)

Principal                                                  Coupon
 Amount                    Security                         Rate            Maturity                 Value
------------------------------------------------------------------------------------------------------------
                         FIXED-RATE INSTRUMENTS (39.6%)
            Asset-Backed Securities
  $25,000   Windmill Funding Corp., CP                      5.74%           3/02/2000             $   24,880
------------------------------------------------------------------------------------------------------------
            Automobiles
   25,000   Chrysler Financial Corp., MTN                   6.47            6/19/2000                 25,025
------------------------------------------------------------------------------------------------------------
            Banks - Major Regional
   30,000   Bank One, N.A., Chicago, Illinois, MTN          6.20           10/18/2000                 29,990
   25,000   European American Bank, Bank Note               5.75            2/10/2000                 25,000
   20,000   Fleet Boston Corp., CP                          5.75            2/22/2000                 19,933
   25,000   Key Bank North America, Senior Notes            5.65            6/26/2000                 24,993
   17,706   Long Lane Master Trust IV, CP (a), (b)          6.09            2/01/2000                 17,706
   25,000   Long Lane Master Trust IV, CP (a), (b)          4.95            4/28/2000                 24,701
   20,000   M&I Bank Fox Valley, WI, MTN                    6.36           10/26/2000                 19,998
   35,000   MBNA America Bank, N.A., CD                     6.14            2/03/2000                 35,000
   25,000   MBNA America Bank, N.A., CD                     5.88            3/08/2000                 25,000
   30,000   Mercantile Safe Deposit & Trust Co., CD         6.04            4/03/2000                 30,041
   35,000   Zions Bancorp, CP                               5.91            3/07/2000                 34,799
   20,000   Zions Bancorp, CP                               6.00            4/18/2000                 19,743
   30,000   Zions Bancorp, CP                               5.96            4/24/2000                 29,588
------------------------------------------------------------------------------------------------------------
                                                                                                     336,492
------------------------------------------------------------------------------------------------------------
            Banks - Money Center
   22,000   Banque National de Paris, CD                    5.14            2/18/2000                 21,999
   25,000   Bayerische Landesbank Girozentrale, CD          5.12            3/21/2000                 24,993
   30,000   Canadian Imperial Bank of Commerce, CD          5.01            2/07/2000                 30,000
   50,000   Commerzbank AG, CD                              5.02            2/07/2000                 50,000
   40,000   Commerzbank AG, CD                              5.06            2/09/2000                 39,999
   25,000   Commerzbank AG, CD                              5.09            2/16/2000                 24,999
   50,000   Deutsche Bank AG, CD                            5.06            2/08/2000                 50,000
   12,750   J. P. Morgan Co., Inc., MTN                     5.70            2/15/2000                 12,750
   25,000   Westpac Banking Corp., Notes                    6.02            9/15/2000                 24,992
------------------------------------------------------------------------------------------------------------
                                                                                                     279,732
------------------------------------------------------------------------------------------------------------
            Computer - Hardware
   26,000   IBM Corp., MTN                                  6.38            6/15/2000                 26,048
   10,000   IBM Corp., MTN                                  5.76            7/10/2000                 10,005
   10,650   IBM Corp., MTN                                  6.04            8/07/2000                 10,650
------------------------------------------------------------------------------------------------------------
                                                                                                      46,703
------------------------------------------------------------------------------------------------------------
            Electric/Gas Utilities - Municipal
   15,000   Cogentrix of Richmond, Inc., CP (LOC)           5.85            2/11/2000                 14,976
   17,880   Nebraska Public Power District, CP              5.85            3/13/2000                 17,880
------------------------------------------------------------------------------------------------------------
                                                                                                      32,856
------------------------------------------------------------------------------------------------------------
            Electrical Equipment
   31,800   Allied Signal, Inc., Notes                      6.75            8/15/2000                 31,919
------------------------------------------------------------------------------------------------------------
            Electronics - Instrumentation
   35,000   Sci Systems Inc., CP                            5.92            3/22/2000                 34,712
------------------------------------------------------------------------------------------------------------
            Finance - Consumer
   12,500   American General Finance Corp., Senior Notes    7.25            4/15/2000                 12,537
   13,500   Associates Corp. of N.A., Senior Notes          6.38            6/15/2000                 13,531
   41,510   Associates Corp. of N.A., Senior Notes          5.85            1/15/2001                 41,248
   21,099   Commercial Credit Corp., Notes                  6.75            5/15/2000                 21,162
   59,461   Countrywide Home Loans, Inc., CP                5.85            2/01/2000                 59,461
   25,000   Countrywide Home Loans, Inc., CP                5.70            2/24/2000                 24,909
   25,000   Countrywide Home Loans, Inc., CP                5.73            2/25/2000                 24,904
   20,000   Countrywide Home Loans, Inc., CP                5.72            2/29/2000                 19,911
   14,000   Ford Motor Credit Co., Notes                    6.85            8/15/2000                 14,080
   13,000   Ford Motor Credit Co., MTN                      6.25           11/08/2000                 12,994
   20,500   Homeside Lending, Inc., CP                      5.69            2/18/2000                 20,445
   21,755   Homeside Lending, Inc., MTN                     6.88            5/15/2000                 21,856
------------------------------------------------------------------------------------------------------------
                                                                                                     287,038
------------------------------------------------------------------------------------------------------------
            Finance - Diversified
   12,000   Cit Group Inc., MTN                             5.85            5/26/2000                 12,024
   45,000   Heller Financial, Inc., CP                      5.70            2/15/2000                 44,900
   50,000   Heller Financial, Inc., CP                      5.86            3/16/2000                 49,642
------------------------------------------------------------------------------------------------------------
                                                                                                     106,566
------------------------------------------------------------------------------------------------------------
            Leasing
   15,000   PHH Corp., CP                                   5.78            2/17/2000                 14,961
   35,000   PHH Corp., CP                                   5.78            2/18/2000                 34,905
   20,000   PHH Corp., CP                                   5.80            2/23/2000                 19,929
------------------------------------------------------------------------------------------------------------
                                                                                                      69,795
------------------------------------------------------------------------------------------------------------
            Telephones
   21,955   GTE Corp. Debentures                            9.38           12/01/2000                 22,435
------------------------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,298,153)                                        1,298,153
------------------------------------------------------------------------------------------------------------

                              PUT BONDS (11.0%)
            Electric Utilities
   59,700   IDA of New Hampshire, Pollution Control RB,
              Series E (LOC)                                5.86            5/01/2021                 59,700
   65,000   IDB of Columbia, AL, RB, Series 1997 (a)        6.03           11/01/2021                 65,000
------------------------------------------------------------------------------------------------------------
                                                                                                     124,700
------------------------------------------------------------------------------------------------------------
            Hospitals
   16,100   Metrocrest, TX, Hospital Auth. RB,
              Series 1989A (LOC)                            5.63            8/01/2008                 16,012
------------------------------------------------------------------------------------------------------------
            Nursing/Continuing Care Centers
    6,830   Bexar County, TX, Health Facilities
              Development RB (LOC)                          5.09            2/01/2022                  6,830
   10,000   Colorado Health Facilities Auth RB,
              Series C (LOC)                                6.55           11/01/2026                 10,000
------------------------------------------------------------------------------------------------------------
                                                                                                      16,830
------------------------------------------------------------------------------------------------------------
            Oil - Domestic Integrated
   32,418   IDA of California, Pollution Control RB,
              Series 1996 (a)                               6.15           10/01/2031                 32,418
------------------------------------------------------------------------------------------------------------
            Oil & Gas - Refining/Manufacturing
   25,000   IDA of Gulf Coast RB, Series 1998 (LOC)         6.04            8/01/2028                 25,000
   45,000   IDB of the Parish of Calcasieu, LA,
              Inc. Environmental RB, Series 1996 (LOC)      6.11            7/01/2026                 45,000
   29,215   Port Arthur, TX Navigation District, RB,
              Series 1998 (a)                               6.03            6/01/2018                 29,215
------------------------------------------------------------------------------------------------------------
                                                                                                      99,215
------------------------------------------------------------------------------------------------------------
            Special Assessment/Tax/Fee
   70,200   Anaheim California COP (LOC)                    6.05           12/01/2022                 70,200
            Total put bonds (cost: $359,375)                                                         359,375
------------------------------------------------------------------------------------------------------------

                    VARIABLE-RATE DEMAND NOTES (25.1%)
            Asset-Backed Securities
   13,756   Capital One Funding Corp., Notes,
              Series 1995C (LOC)                            5.94           10/01/2015                 13,756
   23,352   Capital One Funding Corp., Notes,
              Series 1996E (LOC)                            5.94            7/02/2018                 23,352
------------------------------------------------------------------------------------------------------------
                                                                                                      37,108
------------------------------------------------------------------------------------------------------------
            Automobiles
    8,110   Columbus, GA Development Auth. RB (LOC)         6.03            9/01/2013                  8,110
------------------------------------------------------------------------------------------------------------
            Auto Parts
   14,400   Alabama IDA RB (Rehau Project) (LOC)            6.04           10/01/2019                 14,400
    9,255   Bardstown, KY, RB, Series 1994 (LOC)            5.95            6/01/2024                  9,255
   11,275   Bardstown, KY, RB, Series 1995 (LOC)            5.95            3/01/2025                 11,275
------------------------------------------------------------------------------------------------------------
                                                                                                      34,930
------------------------------------------------------------------------------------------------------------
            Beverages - Alcoholic
   11,560   J. J. Taylor Co., Inc., Bonds (LOC)             5.86            8/02/2004                 11,560
------------------------------------------------------------------------------------------------------------
            Beverages - Nonalcoholic
   20,000   T3 Holdings, Inc., Bonds                        5.82            5/01/2008                 20,000
------------------------------------------------------------------------------------------------------------
            Broadcasting - Radio & TV
   43,700   New Jersey Economic Development Auth.
              RB (NBGA) (a)                                 5.80           10/01/2021                 43,700
------------------------------------------------------------------------------------------------------------
            Buildings
    7,300   San Bernardino County, CA, COP (LOC)            6.17           11/01/2025                  7,300
------------------------------------------------------------------------------------------------------------
            Electric Utilities
   23,050   Sempra Energy Employee Stock Trust,
              Senior Notes (a)                              5.92           11/01/2014                 23,050
------------------------------------------------------------------------------------------------------------
            Electrical Equipment
   14,000   Mississippi Business Finance Corp., RB,
              Series 1998 (a)                               5.80            2/01/2023                 14,000
------------------------------------------------------------------------------------------------------------
            Finance - Diversified
   16,740   KBL Capital Fund, Inc., Installment #1
              Notes, Series A (LOC)                         5.79            5/01/2027                 16,740
------------------------------------------------------------------------------------------------------------
            Gaming Companies
   21,000   Detroit, MI, Economic Development Corp.,
              RB, Series 1999A (LOC)                        5.87            5/01/2009                 21,000
   41,830   Detroit, MI, Economic Development Corp.,
              RB, Series 1999C (LOC)                        5.89            5/01/2009                 41,830
------------------------------------------------------------------------------------------------------------
                                                                                                      62,830
------------------------------------------------------------------------------------------------------------
            General Obligations
   15,530   San Bernardino County, CA, COP, (Glen
              Helen Project), Series D (LOC)                5.87            3/01/2024                 15,530
------------------------------------------------------------------------------------------------------------
            Health Care - Specialized Services
   13,735   American Health Care Centers, Inc.,
              Notes (LOC)                                   5.85            2/01/2019                 13,735
    6,100   Mason City Clinic, P.C., IA, Bonds,
              Series 1992 (LOC)                             5.88            9/01/2022                  6,100
    8,495   Navigator Ventures, L.L.C., Notes,
              Series 1997 (LOC)                             5.79            5/01/2027                  8,495
------------------------------------------------------------------------------------------------------------
                                                                                                      28,330
------------------------------------------------------------------------------------------------------------
            Hospitals
   20,000   Crouse Health Hospital, Inc., RB,
              Series 1996 (LOC)                             5.87            7/01/2017                 20,000
   14,600   Dome Corp., Bonds, Series 1991 (LOC)            5.87            8/31/2016                 14,600
   11,700   Indiana Health Facility Financing
              Auth., RB (LOC)                               5.87            1/01/2019                 11,700
   15,000   Infirmary Health Systems
              Special Care, RB (LOC)                        5.90            1/01/2024                 15,000
------------------------------------------------------------------------------------------------------------
                                                                                                      61,300
------------------------------------------------------------------------------------------------------------
            Leisure Time
    8,135   Fox Valley Ice Arena, IL, RB,
              Series 1997 (LOC)                             5.86            7/01/2027                  8,135
   13,910   Greenville, SC Memorial Auditorium District
              Public Facilities COP,  Series 1996C (LOC)    5.95            9/01/2014                 13,910
------------------------------------------------------------------------------------------------------------
                                                                                                      22,045
------------------------------------------------------------------------------------------------------------
            Lodging/Hotel
   16,275   Central Michigan Inns, RB,
              Series 1998A (LOC)                            5.93           11/01/2028                 16,275
------------------------------------------------------------------------------------------------------------
            Manufacturing - Diversified Industries
   12,500   HHH Investment Co., RB,
              Series 1999 (LOC)                             5.90            7/01/2029                 12,500
------------------------------------------------------------------------------------------------------------
            Manufacturing - Specialized
   14,986   Loma Co. L.L.C. Floating Rate, Option
              Notes (LOC)                                   5.94           12/01/2008                 14,986
   12,635   Savannah, GA, Economic Development
              Auth., RB, Series 1998 (LOC)                  6.04            6/01/2018                 12,635
   10,000   Southland Tube Inc., Notes,
              Series 1999 (LOC)                             6.02            6/01/2010                 10,000
------------------------------------------------------------------------------------------------------------
                                                                                                      37,621
------------------------------------------------------------------------------------------------------------
            Multi-Family Housing
    6,070   Arbor Properties, Inc., Notes (LOC)             5.75            6/01/2022                  6,070
   12,020   Arbor Station IV, L.L.C., Notes (LOC)           5.75            2/01/2024                 12,020
------------------------------------------------------------------------------------------------------------
                                                                                                      18,090
------------------------------------------------------------------------------------------------------------
            Nursing/Continuing Care Centers
   29,435   Lincolnwood Funding Corp. RB,
              Series 1995A (LOC)                            5.87            8/01/2015                 29,435
   10,105   Missouri Health and Educational
              Facilities Auth. RB, Series 1996B (LOC)       5.89           12/01/2016                 10,105
------------------------------------------------------------------------------------------------------------
                                                                                                      39,540
------------------------------------------------------------------------------------------------------------
            Paper & Forest Products
   14,835   Bancroft Bag, Inc. Notes,
              Series 1998 (LOC)                             5.94           11/01/2008                 14,835
   10,000   Jasper County Economic Development, RB (LOC)    5.90            7/01/2029                 10,000
   10,915   Mac Papers Inc., Demand Bond (LOC)              5.86            8/03/2015                 10,915
    9,400   Tim Bar Corp. RB (LOC)                          5.91            9/01/2010                  9,400
   13,900   Willacoochie, GA Development Auth. RB (LOC)     5.82            5/01/2027                 13,900
------------------------------------------------------------------------------------------------------------
                                                                                                      59,050
------------------------------------------------------------------------------------------------------------
            Real Estate - Other
   22,115   Chestnut Partnership Bond (LOC)                 5.89            1/01/2029                 22,115
   14,715   First Illinois Funding Corp. Project, RB,
              Series 1996 (LOC)                             5.86            9/01/2026                 14,715
   14,220   HGR-1, L.L.C., Notes, Series 1996 (LOC)         5.93            9/15/2046                 14,220
   10,925   Houston County, GA, IDA, RB (LOC)               6.07            8/01/2012                 10,925
   12,000   JPV Capital LLC, Notes (LOC)                    5.93           12/01/2039                 12,000
   23,585   LAM Funding L.L.C., Notes,
              Series A (LOC)                                5.79           12/15/2027                 23,585
   24,510   Mayfair At Great Neck, NY, Bonds (LOC)          6.10            1/01/2023                 24,510
    6,650   Physicians Real Estate, L.L.P., Notes,
              Series 1998 (LOC)                             5.88            2/01/2018                  6,650
   10,085   Pierce Memorial Baptist Home, Inc., Bonds,
              Series 1999 (LOC)                             5.88           10/01/2028                 10,085
   11,400   PRA at Glenwood Hills Corporate Centre,
              L.L.C., Notes, Series 1997 (LOC)              5.79            8/01/2027                 11,400
   13,710   Sbar Piperno Co., RB, Series 1998 (LOC)         5.86            9/01/2012                 13,710
    7,960   Shepherd Capital, L.L.C., Notes,
              Series 1997 (LOC)                             5.93            7/15/2047                  7,960
------------------------------------------------------------------------------------------------------------
                                                                                                     171,875
------------------------------------------------------------------------------------------------------------
            Retail - Department Stores
   12,900   Belk Inc. RB, Series 1998 (LOC)                 5.86            7/01/2008                 12,900
------------------------------------------------------------------------------------------------------------
            Special Assessment/Tax/Fee
   19,750   County of Cuyahoga, OH, RB,
              Series 1992B (LOC)                            5.94            6/01/2022                 19,750
------------------------------------------------------------------------------------------------------------
            Textiles - Home Furnishings
   10,000   Alabama IDA RB (Fieldcrest Project) (LOC)       5.75            7/01/2021                 10,000
------------------------------------------------------------------------------------------------------------
            Water/Sewer Utilities - Municipal
   18,040   Hesperia, CA, Public Financing Auth. RB,
              Series 1998A (LOC)                            6.11            6/01/2026                 18,040
------------------------------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $822,174)                                        822,174
------------------------------------------------------------------------------------------------------------

                      ADJUSTABLE-RATE NOTES (22.9%)
            Automobiles
   17,500   Daimler-Chrysler MTN, Series Q                  5.85            3/20/2000                 17,503
   13,000   Daimler-Chrysler MTN, Series R                  5.77            5/11/2000                 13,000
------------------------------------------------------------------------------------------------------------
                                                                                                      30,503
------------------------------------------------------------------------------------------------------------
            Banks - Major Regional
   50,000   American Express Centurion Bank, Notes          5.75            5/08/2000                 50,000
   15,840   Long Lane Master Trust II, Notes (a), (b)       6.22            6/26/2000                 15,840
   60,000   National Bank of Commerce, CD                   5.91            3/30/2000                 60,004
   25,000   National Bank of Commerce, CD                   5.99            9/18/2000                 25,000
   30,000   Northern Rock PLC, Notes (a)                    6.11            6/14/2000                 30,000
   30,000   Southtrust Bank N.A., Notes                     5.77            7/24/2000                 29,986
   25,000   Southtrust Bank N.A., Notes                     6.12           11/08/2000                 24,991
   50,000   Union Bank of California, CD                    6.04            4/17/2000                 50,000
   34,000   Zions Bancorp, Senior Notes (a)                 6.29           10/27/2000                 34,000
------------------------------------------------------------------------------------------------------------
                                                                                                     319,821
------------------------------------------------------------------------------------------------------------
            Banks - Money Center
   40,000   Societe Generale, CD                            5.76            3/03/2000                 39,998
   40,000   Societe Generale, CD                            5.77           11/09/2000                 39,976
------------------------------------------------------------------------------------------------------------
                                                                                                      79,974
------------------------------------------------------------------------------------------------------------
            Electric Utilities
   15,000   National Rural Utilities Corp., MTN             5.83            8/02/2000                 14,999
------------------------------------------------------------------------------------------------------------
            Finance - Consumer
   35,000   Associates Corp. of N. A., Senior Notes         5.69            3/20/2000                 34,997
   40,000   Ford Motor Credit Co., MTN                      6.37            6/08/2000                 40,041
   30,000   Ford Motor Credit Co., MTN                      6.17           10/02/2000                 29,989
   25,000   Household Finance Corp., MTN                    6.21            8/14/2000                 25,008
------------------------------------------------------------------------------------------------------------
                                                                                                     130,035
------------------------------------------------------------------------------------------------------------
            Finance - Diversified
   30,000   General Electric Capital Corp., MTN,
              Series A                                      5.98            4/13/2000                 30,000
   25,000   General Electric Capital Corp., MTN,
              Series A                                      6.04            5/26/2000                 25,000
------------------------------------------------------------------------------------------------------------
                                                                                                      55,000
------------------------------------------------------------------------------------------------------------
            Natural Gas Utilities
   25,000   Northern Illinois Gas Co., Senior Notes (a)     6.11            1/29/2001                 25,000
------------------------------------------------------------------------------------------------------------
            Oil - International Integrated
   45,000   Texaco Capital Inc., MTN, Series 1999           6.01            5/03/2000                 44,991
------------------------------------------------------------------------------------------------------------
            Telephones
   50,000   GTE Corp. Debentures                            6.14            1/05/2001                 49,964
------------------------------------------------------------------------------------------------------------
            Total adjustable-rate notes (cost: $750,287)                                             750,287
------------------------------------------------------------------------------------------------------------
            Total investments (cost: $3,229,989)                                                  $3,229,989
============================================================================================================


                          PORTFOLIO SUMMARY BY INDUSTRY
                          -----------------------------

            Banks - Major Regional                              20.0%
            Finance - Consumer                                  12.7
            Banks - Money Center                                11.0
            Finance - Diversified                                5.4
            Real Estate - Other                                  5.2
            Electric Utilities                                   5.0
            Oil & Gas - Refining/Manufacturing                   3.0
            Special Assessment/Tax/Fee                           2.7
            Hospitals                                            2.4
            Telephones                                           2.2
            Leasing                                              2.1
            Automobiles                                          1.9
            Gaming Companies                                     1.9
            Asset-Backed Securities                              1.9
            Paper & Forest Products                              1.8
            Nursing/Continuing Care Centers                      1.7
            Computer - Hardware                                  1.4
            Electrical Equipment                                 1.4
            Oil - International Integrated                       1.4
            Broadcasting - Radio & TV                            1.3
            Manufacturing - Specialized                          1.1
            Auto Parts                                           1.1
            Electronics - Instrumentation                        1.1
            Electric/Gas Utilities - Municipal                   1.0
            Oil - Domestic Integrated                            1.0
            Other                                                6.9
                                                                ----
            Total                                               98.6%
                                                                ====











USAA MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2000
(Unaudited)



GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in U.S. dollar denominated securities issued by domestic branches or subsidiaries of foreign banks or companies were 8.2% of net assets at January 31, 2000.


SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933. Any resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A.

(b) Illiquid securities valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. At January 31, 2000, these securities represented 1.8% of the net assets.





See accompanying notes to financial statements.











USAA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN  THOUSANDS)

January 31, 2000
(Unaudited)



ASSETS
   Investments in securities                                        $3,229,989
   Cash                                                                 20,483
   Receivables:
      Capital shares sold                                               19,802
      Interest                                                          32,247
      Securities sold                                                      401
                                                                    ----------
         Total assets                                                3,302,922
                                                                    ----------

LIABILITIES
   Capital shares redeemed                                              27,065
   USAA Investment Management Company                                      755
   USAA Transfer Agency Company                                            475
   Accounts payable and accrued expenses                                    69
   Dividends on capital shares                                             402
                                                                    ----------
         Total liabilities                                              28,766
                                                                    ----------
            Net assets applicable to capital shares outstanding     $3,274,156
                                                                    ==========

REPRESENTED BY:
   Paid-in capital                                                  $3,274,156
                                                                    ==========
   Capital shares outstanding                                        3,274,156
                                                                    ==========
   Authorized shares of $.01 par value                               4,700,000
                                                                    ==========
   Net asset value, redemption price, and offering price per share  $     1.00
                                                                    ==========


See accompanying notes to financial statements.













USAA MONEY MARKET FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2000
(Unaudited)



Net investment income:
   Interest income                                                      $89,243
                                                                        -------
   Expenses:
      Management fees                                                     3,770
      Transfer agent's fees                                               2,707
      Custodian's fees                                                      402
      Postage                                                               278
      Shareholder reporting fees                                            106
      Directors' fees                                                         1
      Registration fees                                                     139
      Professional fees                                                      50
      Other                                                                  36
                                                                        -------
         Total expenses before reimbursement                              7,489
      Expenses reimbursed                                                  (331)
                                                                        -------
         Total expenses after reimbursement                               7,158
                                                                        -------
            Net investment income                                       $82,085
                                                                        =======


See accompanying notes to financial statements.











USAA MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2000, and year ended July 31, 1999
(Unaudited)

                                                       1/31/00          7/31/99
                                                    ---------------------------


From operations:
   Net investment income                            $    82,085      $  134,940
                                                    ---------------------------
Distributions to shareholders from:
   Net investment income                                (82,085)       (134,940)
                                                    ---------------------------
From capital share transactions:
   Proceeds from shares sold                          2,512,922       4,461,879
   Shares issued for dividends reinvested                79,332         130,534
   Cost of shares redeemed                           (2,329,111)     (4,072,873)
                                                    ---------------------------
      Increase in net assets from capital share
        transactions                                    263,143         519,540
                                                    ---------------------------
Net increase in net assets                          $   263,143         519,540
Net assets:
   Beginning of period                                3,011,013       2,491,473
                                                    ---------------------------
   End of period                                    $ 3,274,156     $ 3,011,013
                                                    ===========================
Change in shares outstanding:
   Shares sold                                        2,512,922       4,461,879
   Shares issued for dividends reinvested                79,332         130,534
   Shares redeemed                                  $(2,329,111)    $(4,072,873)
                                                    ---------------------------
      Increase in shares outstanding                    263,143         519,540
                                                    ===========================


See accompanying notes to financial statements.











USAA MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 2000
(Unaudited)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 of the Securities and Exchange Commission, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. Each committed line of credit is also subject to a facility fee. CAPCO charges an annual facility fee of up to .08% of the committed facility, and Bank of America charges an annual facility fee of .09% of the committed facility. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2000.


(3) DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended January 31, 2000, were $9.4 billion and $9.2 billion, respectively.


(5) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .24% of its annual average net assets.

The Manager has  voluntarily  agreed to limit the annual expenses of the Fund to
 .45% of its annual average net assets. Because the Fund's estimated (annualized) expenses for the six-month period ended January 31, 2000, exceeded .45%, the Manager has absorbed a portion of the Fund's expenses to reduce the Fund's expense ratio to .45%. Effective December 1, 1999, the limitation was increased to .46% of the Fund's annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2000, the Association and its affiliates owned 3.0 million shares (.09%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(7) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                             Six-month
                            Period Ended
                             January 31,                             Year Ended July 31,
                            ------------------------------------------------------------------------------------------
                                 2000             1999           1998           1997          1996            1995
                            ------------------------------------------------------------------------------------------

Net asset value at
   beginning of period      $     1.00          $     1.00     $     1.00      $    1.00     $     1.00     $     1.00
Net investment income              .03                 .05            .05            .05            .05            .05
Distributions from net
   investment income              (.03)               (.05)          (.05)          (.05)          (.05)          (.05)
                            ------------------------------------------------------------------------------------------
Net asset value at
   end of period            $     1.00          $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                            ==========================================================================================
Total return (%) *                2.65                4.95           5.45           5.28           5.41           5.49
Net assets at
   end of period (000)      $3,274,156          $3,011,013     $2,491,473     $2,161,691     $1,828,749     $1,540,055
Ratio of expenses to
   average net assets (%)          .45(a),(b)          .45            .45            .45            .45            .45
Ratio of expenses to
   average net
   assets excluding
   reimbursement (%)               .48(a)              .48            .48            .49            .51            .46
Ratio of net investment
   income to average
   net assets (%)                 5.22(a)             4.83           5.32           5.16           5.27           5.44

  *Assumes  reinvestment of all dividend income distributions during the period.
(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to .46% of the Fund's average annual net assets.














Directors
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, Vice Chairman of the Board
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Richard A. Zucker

Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent                                   Legal Counsel
USAA Shareholder Account Services                Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                         Exchange Place
San Antonio, Texas 78288                         Boston, Massachusetts 02109

Custodian                                        Independent Auditors
State Street Bank and Trust Company              KPMG LLP
P.O. Box 1713                                    112 East Pecan, Suite 2400
Boston, Massachusetts 02105                      San Antonio, Texas 78205

Telephone Assistance Hours                       Internet Access
Call toll free - Central Time                    usaa.com(Service Mark)
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777